PROP acquisition - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Nov. 24, 2021
Disclosure Of Business Combinations [LineItems]
Business combination, percentage of inetrest acquired			45.00%
Borrowings	$ 232.6	[1]	$ 392.4
Peace River Oil Partnership [member]
Disclosure Of Business Combinations [LineItems]
Business combination, percentage of inetrest acquired	100.00%			45.00%
Consideration in cash	$ 1.6			$ 35.2
Revenue since acquisition	4.5
Net income since acquisition	2.4
Revenue if acquisition at beginning of period	43.2
Net income if acquisition at beginning of period	26.6
Business combination, transaction costs	$ 3.5		$ 1.7
Peace River Oil Partnership [member] | Limited Recourse Loan [member]
Disclosure Of Business Combinations [LineItems]
Borrowings				$ 16.3

[1]	The 2024 figure includes our syndicated credit facility which has a term-out date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.